INTANGIBLE ASSETS - Provision for impairment of intangible assets (Details) $ in Millions	9 Months Ended
Sep. 30, 2025 ARS ($)
INTANGIBLE ASSETS
At the beginning of the year	$ 2,312,933
At the end of the period	2,612,974
Impairment allowance
INTANGIBLE ASSETS
At the beginning of the year	(90,104)
Increases	(343)
At the end of the period	$ (90,447)